UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bank Loans – 17.4%
$45,000	Allegiant Travel Co. 4.500% (US LIBOR+450 basis points), 1/29/2024[1,2,3,4,5]	$44,663
74,622	Alphabet Holding Co., Inc. 5.999% (US LIBOR+350 basis points), 9/28/2024[1,2,3]	68,046
125,000	American Airlines, Inc. 4.252% (US LIBOR+175 basis points), 6/27/2025[1,2,3]	120,067
49,874	Ascend Learning LLC 5.522% (US LIBOR+300 basis points), 7/12/2024[1,2,3]	49,079
74,598	AssuredPartners, Inc. 5.749% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	72,435
63,441	Avolon TLB Borrower 1 U.S. LLC 0.000% (US LIBOR+200 basis points), 1/15/2025[1,2,3]	62,900
117,542	Axalta Coating Systems U.S. Holdings, Inc. 0.000% (US LIBOR+175 basis points), 6/1/2024[1,2,3]	115,610
100,000	Belron Finance U.S. LLC 2.500% (US LIBOR+250 basis points), 11/13/2025[1,2,3,4,5]	99,000
150,000	Berry Global, Inc. 4.266% (US LIBOR+175 basis points), 2/8/2020[1,2,3,4,5]	149,578
75,000	California Resources Corp. 7.252% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	73,719
99,746	Calpine Corp. 4.280% (US LIBOR+175 basis points), 12/31/2019[1,2,3]	99,539
74,512	Covia Holdings Corp. 6.553% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	59,505
166,026	Dell International LLC 4.250% (US LIBOR+175 basis points), 9/7/2021[1,3]	164,365
75,000	Envision Healthcare Corp. 0.000% (US LIBOR+375 basis points), 10/11/2025[1,2,3]	70,856
150,000	First Data Corp. 4.519% (US LIBOR+200 basis points), 7/10/2022[1,2,3,4,5]	149,592
111,962	Helix Gen Funding LLC 6.249% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	108,058
	Lightstone Holdco LLC
5,097	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	4,915
92,456	6.249% (US LIBOR+375 basis points), 1/30/2024[1,2,3]	89,156
142,187	Murray Energy Corp. 9.749% (US LIBOR+725 basis points), 10/17/2022[1,3]	121,037
99,738	National Mentor Holdings, Inc. 3.750% (US LIBOR+300 basis points), 1/31/2021[1,2,3,4,5]	99,634
149,235	NRG Energy, Inc. 4.249% (US LIBOR+175 basis points), 6/30/2023[1,2,3]	147,098
35,000	RegionalCare Hospital Partners Holdings, Inc. 7.129% (US LIBOR+450 basis points), 11/16/2025[1,2,3]	34,230
124,682	Sinclair Television Group, Inc. 4.750% (US LIBOR+225 basis points), 1/3/2024[1,2,3]	124,006

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
$85,000	Sprint Communications, Inc. 5.000% (US LIBOR+250 basis points), 2/29/2024[1,2,3,4,5,6]	$83,672
99,748	Summit Materials LLC 4.499% (US LIBOR+200 basis points), 11/21/2024[1,2,3]	97,504
75,000	Talbots, Inc. 9.502% (US LIBOR+700 basis points), 11/28/2022[1,2,3]	73,125
74,063	U.S. Silica Co. 6.500% (US LIBOR+400 basis points), 5/1/2025[1,3]	67,224
	Total Bank Loans (Cost $2,492,755)	2,448,613

	Bonds – 51.7%
	Asset-Backed Securities – 24.5%
150,000	Ally Auto Receivables Trust Series 2017-3, Class A3, 1.740%, 9/15/2021[2]	148,818
250,000	Benefit Street Partners CLO Ltd. Series 2014-IVA, Class DR, 10.011% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,7]	250,075
70,000	BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.070%, 10/20/2020[2]	69,634
	CNH Equipment Trust
37,721	Series 2018-B, Class A1, 2.470%, 10/15/2019[2]	37,702
119,138	Series 2016-B, Class A3, 1.630%, 8/15/2021[2]	118,366
22,990	Series 2018-A, Class A2, 2.780%, 8/16/2021[2]	22,988
27,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[2]	26,976
250,000	Cumberland Park CLO Ltd. Series 2015-2A, Class DR, 5.461% (LIBOR 3 Month+270 basis points), 7/20/2028[1,2,7]	245,325
50,000	Dell Equipment Finance Trust Series 2018-1, Class A2B, 2.806% (LIBOR 1 Month+30 basis points), 10/22/2020[1,2,7]	50,064
65,000	DLL LLC Series 2018-ST2, Class A2, 3.140%, 10/20/2020[2,7]	64,942
250,000	Dryden 41 Senior Loan Fund Series 2015-41A, Class DR, 5.387% (LIBOR 3 Month+260 basis points), 4/15/2031[1,2,7]	237,125
350,000	Dryden 43 Senior Loan Fund Series 2016-43A, Class ER, 8.861% (LIBOR 3 Month+610 basis points), 7/20/2029[1,2,7]	339,325
	Ford Credit Auto Lease Trust
29,251	Series 2018-B, Class A1, 2.452%, 10/15/2019[2]	29,238
26,000	Series 2018-B, Class A2B, 2.669% (LIBOR 1 Month+16 basis points), 4/15/2021[1,2]	25,965
13,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[2]	13,001

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
	Ford Credit Auto Owner Trust
$45,421	Series 2015-B, Class A4, 1.580%, 8/15/2020[2]	$45,327
50,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[2]	50,035
	GM Financial Automobile Leasing Trust
14,592	Series 2018-3, Class A1, 2.415%, 9/20/2019[2]	14,587
37,170	Series 2017-3, Class A2A, 1.720%, 1/21/2020[2]	37,094
20,000	Series 2018-3, Class A2B, 2.676% (LIBOR 1 Month+17 basis points), 9/21/2020[1,2]	19,982
13,000	Series 2018-3, Class A2A, 2.890%, 9/21/2020[2]	12,994
	Highbridge Loan Management Ltd.
250,000	Series 7A-2015, Class DR, 5.016% (LIBOR 3 Month+240 basis points), 3/15/2027[1,2,7]	236,700
250,000	Series 2013-2A, Class DR, 9.361% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,7]	242,175
116,305	Hyundai Auto Lease Securitization Trust Series 2017-A, Class A3, 1.880%, 8/17/2020[2,7]	116,094
250,000	Madison Park Funding XIX Ltd. Series 2015-19A, Class DR, 7.111% (LIBOR 3 Month+435 basis points), 1/22/2028[1,2,7]	248,925
8,715	MMAF Equipment Finance LLC Series 2017-AA, Class A2, 1.730%, 5/18/2020[2,7]	8,709
	Nissan Auto Receivables Owner Trust
51,994	Series 2016-A, Class A3, 1.340%, 10/15/2020[2]	51,763
199,462	Series 2017-A, Class A3, 1.740%, 8/16/2021[2]	198,244
150,000	Verizon Owner Trust Series 2017-2A, Class A, 1.920%, 12/20/2021[2,7]	148,800
13,188	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[2]	13,185
250,000	Voya CLO Ltd. Series 2016-1A, Class DR, 8.011% (LIBOR 3 Month+525 basis points), 1/20/2031[1,2,7]	228,075
	World Omni Automobile Lease Securitization Trust
7,391	Series 2018-B, Class A1, 2.269%, 9/16/2019[2]	7,389
50,000	Series 2017-A, Class A3, 2.130%, 4/15/2020[2]	49,802
48,000	Series 2018-B, Class A2B, 2.689% (LIBOR 1 Month+18 basis points), 6/15/2021[1,2]	47,942
	Total Asset-Backed Securities (Cost $3,480,585)	3,457,366
	Commercial Mortgage-Backed Securities – 0.7%
100,000	FREMF Mortgage Trust Series 2014-K715, Class C, 4.124%, 2/25/2046[2,7,8]	101,111
	Total Commercial Mortgage-Backed Securities (Cost $101,819)	101,111

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate – 23.9%
	Basic Materials – 2.2%
$150,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	$148,687
50,000	INEOS Group Holdings S.A. 5.625%, 8/1/2024[2,7,9]	48,223
75,000	Platform Specialty Products Corp. 6.500%, 2/1/2022[2,7]	76,219
50,000	Venator Finance Sarl / Venator Materials LLC 5.750%, 7/15/2025[2,7,9]	41,344
		314,473
	Communications – 1.4%
75,000	EIG Investors Corp. 10.875%, 2/1/2024[2]	79,313
75,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	75,919
35,000	VeriSign, Inc. 4.750%, 7/15/2027[2]	34,650
		189,882
	Consumer, Cyclical – 2.2%
50,000	Dollar Tree, Inc. 3.473% (LIBOR 3 Month+70 basis points), 4/17/2020[1,2]	49,822
75,000	Golden Nugget, Inc. 8.750%, 10/1/2025[2,7]	77,062
60,000	Hyundai Capital America 3.744% (LIBOR 3 Month+94 basis points), 7/8/2021[1,7]	59,658
60,000	Nissan Motor Acceptance Corp. 3.420% (LIBOR 3 Month+63 basis points), 9/21/2021[1,7]	59,252
40,000	Scientific Games International, Inc. 10.000%, 12/1/2022[2]	42,200
20,000	Toyota Motor Credit Corp. 3.050%, 1/8/2021	20,149
		308,143
	Consumer, Non-cyclical – 5.0%
200,000	BAT Capital Corp. 2.764%, 8/15/2022[2,10]	194,347
50,000	HCA, Inc. 5.875%, 2/1/2029[2]	52,438
45,000	Laureate Education, Inc. 8.250%, 5/1/2025[2,7]	49,050
150,000	Mallinckrodt International Finance S.A. 4.750%, 4/15/2023[9]	115,875

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$70,000	Tenet Healthcare Corp. 6.250%, 2/1/2027[2,7]	$71,137
225,000	UnitedHealth Group, Inc. 2.125%, 3/15/2021	222,141
		704,988
	Energy – 3.0%
100,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[2,10]	98,500
38,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,7]	37,810
125,000	Enbridge, Inc. 3.488% (LIBOR 3 Month+70 basis points), 6/15/2020[1,9]	124,921
150,000	Energy Transfer LP 7.500%, 10/15/2020	159,562
10,000	Murray Energy Corp. 11.250%, 4/15/2021[2,7]	5,850
		426,643
	Financial – 5.9%
	Acrisure LLC / Acrisure Finance, Inc.
70,000	8.125%, 2/15/2024[2,7]	71,330
7,000	7.000%, 11/15/2025[2,7]	6,125
225,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.650%, 7/21/2027[2,9]	202,654
200,000	Aircastle Ltd. 5.500%, 2/15/2022[9,10]	205,657
250,000	Goldman Sachs Group, Inc. 3.579% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	250,623
100,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[9]	97,283
		833,672
	Industrial – 3.4%
31,312	ARD Securities Finance SARL 8.750%, 1/31/2023[2,7,9]	27,594
200,000	Ryder System, Inc. 3.750%, 6/9/2023[2]	201,105
250,000	Vulcan Materials Co. 3.388% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	249,242
		477,941
	Technology – 0.6%
60,000	Exela Intermediate LLC / Exela Finance, Inc. 10.000%, 7/15/2023[2,7]	60,375

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Technology (Continued)
$25,000	Informatica LLC 7.125%, 7/15/2023[2,7]	$25,188
		85,563
	Utilities – 0.2%
20,000	CenterPoint Energy, Inc. 3.600%, 11/1/2021	20,179

	Total Corporate (Cost $3,341,037)	3,361,484

	U.S. Government – 2.6%
350,000	United States Treasury Bill 2.472%, 6/20/2019	346,797
14,700	United States Treasury Note 2.625%, 12/31/2023	14,825
	Total U.S. Government (Cost $361,481)	361,622
	Total Bonds (Cost $7,284,922)	7,281,583
	Commercial Paper – 19.5%
250,000	Autoliv, Inc. 2.800%, 2/21/2019	249,588
250,000	BCE, Inc. 3.084%, 3/14/2019	249,193
250,000	Campbell Soup Co. 2.920%, 3/18/2019	249,075
250,000	Cigna Corp. 3.070%, 2/21/2019	249,603
250,000	Dow Chemical Co. 2.800%, 2/22/2019	249,568
250,000	Energy Transfer Partner 3.500%, 3/4/2019	249,316
250,000	Experian Finance PLC 2.900%, 2/11/2019	249,796
250,000	Keurig Dr Pepper, Inc. 2.850%, 3/15/2019	249,138
250,000	Oglethorpe Power Corp. 2.780%, 2/14/2019	249,738
250,000	Sherwin Williams Co. 2.850%, 2/28/2019	249,516

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Commercial Paper (Continued)
$250,000	VW Credit, Inc. 2.850%, 2/22/2019	$249,568
	Total Commercial Paper (Cost $2,744,008)	2,744,099

Number of Shares
	Common Stocks – 0.1%
	Technology – 0.0%
1,820	Exela Technologies, Inc.*	7,171
	Utilities – 0.1%
297	Vistra Energy Corp.*	7,457
	Total Common Stocks (Cost $14,503)	14,628

Number of Contracts
	Purchased Options Contracts – 0.1%
	Put Options – 0.1%
	Equity – 0.1%
	Advanced Energy Industries, Inc.
34	Exercise Price: $40.00, Notional Amount: $136,000,
	Expiration Date: March 15, 2019	1,445
	Applied Materials, Inc.
48	Exercise Price: $30.00, Notional Amount: $144,000,
	Expiration Date: March 15, 2019	600
	General Electric Co.
60	Exercise Price: $6.00, Notional Amount: $36,000,
	Expiration Date: March 15, 2019	60
	Lam Research Corp.
32	Exercise Price: $120.00, Notional Amount: $384,000,
	Expiration Date: February 15, 2019	—
	Mallinckrodt PLC
12	Exercise Price: $15.00, Notional Amount: $18,000,
	Expiration Date: January 17, 2020	1,950
	Micron Technology Inc.
50	Exercise Price: $20.00, Notional Amount: $100,000,
	Expiration Date: July 19, 2019	1,100
	MKS Instruments, Inc.
36	Exercise Price: $60.00, Notional Amount: $216,000,
	Expiration Date: March 15, 2019	576
	Netflix, Inc.
4	Exercise Price: $150.00, Notional Amount: $60,000,
	Expiration Date: January 17, 2020	1,220

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Number of Contracts		Value
	Purchased Options Contracts (Continued)
	Put Options (Continued)
	Equity (Continued)
	Square, Inc.
3	Exercise Price: $35.00, Notional Amount: $10,500,
	Expiration Date: January 17, 2020	$486
	Washington Prime Group, Inc.
119	Exercise Price: $5.00, Notional Amount: $59,500, Expiration Date: February 15, 2019	119
35	Exercise Price: $7.50, Notional Amount: $26,250, Expiration Date: April 18, 2019	6,913
		14,469
	Total Put Options (Cost $32,696)	14,469
	Total Purchased Options Contracts (Cost $32,696)	14,469

Number of Shares
	Short-Term Investments – 4.4%
617,274	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.223%[10,11]	617,274
	Total Short-Term Investments (Cost $617,274)	617,274

	Total Investments – 93.2% (Cost $13,186,158)	13,120,666
	Other Assets in Excess of Liabilities – 6.8%	951,873

	Total Net Assets – 100.0%	$14,072,539

Principal Amount
	Securities Sold Short – (12.9)%
	Bonds – (12.9)%
	Corporate – (11.7)%
	Basic Materials – (0.5)%
$(75,000)	Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.000%, 10/1/2026[2,7,9]	(75,000)
	Communications – (0.2)%
(35,000)	Univision Communications, Inc. 5.125%, 2/15/2025[2,7]	(31,981)
	Consumer, Cyclical – (2.7)%
(100,000)	Aramark Services, Inc. 5.000%, 4/1/2025[2,7]	(100,750)

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Securities Sold Short (Continued)
	Bonds (Continued)
	Corporate (Continued)
	Consumer, Cyclical (Continued)
$(72,500)	Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/2025[2]	$(70,869)
(75,000)	SRS Distribution, Inc. 8.250%, 7/1/2026[2,7]	(72,562)
(36,000)	Tempur Sealy International, Inc. 5.500%, 6/15/2026[2]	(34,560)
(100,000)	Whirlpool Corp. 3.700%, 5/1/2025	(97,694)
		(376,435)
	Consumer, Non-cyclical – (1.0)%
(150,000)	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.750%, 8/1/2022[2,7,9]	(136,875)
	Financial – (1.4)%
(215,000)	Washington Prime Group LP 5.950%, 8/15/2024[2]	(195,824)
	Industrial – (2.2)%
(205,000)	Avnet, Inc. 4.625%, 4/15/2026[2]	(201,963)
(100,000)	Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/2023[2]	(101,220)
		(303,183)
	Technology – (2.8)%
(175,000)	Micron Technology, Inc. 5.500%, 2/1/2025[2]	(178,341)
(165,000)	NCR Corp. 6.375%, 12/15/2023[2]	(165,825)
(60,000)	Seagate HDD Cayman 4.875%, 6/1/2027[2,9]	(54,562)
		(398,728)
	Utilities – (0.9)%
(140,000)	Calpine Corp. 5.750%, 1/15/2025[2]	(132,300)

	Total Corporate (Proceeds $1,644,079)	(1,650,326)

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2019 (Unaudited)

Principal Amount		Value
	Securities Sold Short (Continued)
	Bonds (Continued)
	U.S. Government – (1.2)%
$(155,300)	United States Treasury Note 3.125%, 11/15/2028	$(161,873)
	Total U.S. Government (Proceeds $160,754)	(161,873)
	Total Bonds (Proceeds $1,804,833)	(1,812,199)
	Total Securities Sold Short (Proceeds $1,804,833)	$(1,812,199)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	All or a portion of the loan is unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.6% of Net Assets. The total value of these securities is $83,672.
[7]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,650,830 which represents 25.9% of Net Assets.
[8]	Variable rate security.
[9]	Foreign security denominated in U.S. Dollars.
[10]	All or a portion of this security is segregated as collateral for securities sold short.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2019 (Unaudited)

Note 1 – Organization

Palmer Square Strategic Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A. Effective September 1, 2017 the Fund changed its name from the Palmer Square Absolute Return Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

(e) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Exchange Traded Notes

Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(g) Total Return Swap Contracts

The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(i) Interest Rate Swap Contracts

The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At January 31, 2019, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$11,628,766
Gross unrealized appreciation	$78,204
Gross unrealized depreciation	(398,503)
Net unrealized depreciation on investments	$(320,299)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$2,364,941	$83,672	$2,448,613
Bonds
Asset-Backed Securities	-	3,457,366	-	3,457,366
Commercial Mortgage-Backed Securities	-	101,111	-	101,111
Corporate*	-	3,361,484	-	3,361,484
U.S. Government	-	361,622	-	361,622
Commercial Paper	-	2,744,099	-	2,744,099
Common Stocks*	14,628	-	-	14,628
Purchased Options Contracts
Equity	2,575	11,894	-	14,469
Short-Term Investments	617,274	-	-	617,274
Total	$634,477	$12,402,517	$83,672	$13,120,666

Liabilities
Bonds
Corporate	$-	$1,650,326	$-	$1,650,326
U.S. Government	-	161,873	-	161,873
Total	$-	$1,812,199	$-	$1,812,199

*	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of April 30, 2018	$-
Transfers into Level 3 during the period
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	565
Net purchases	83,107
Net sales	-
Principal paydown	-
Balance as of January 31, 2019	$83,672

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2019 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2019:

	Fair Value January 31, 2019	Valuation Methodologies	Unobservable Input[1]	Impact to Valuation from an increase in Input[2]
Bank Loans	$83,672	Market Approach	Single Broker Indicative Quote	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/01/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/01/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/01/19